BACKGROUND (Details Narrative)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Apr. 24, 2017	Apr. 24, 2017